Goodwill and Other Intangible Assets (Details) - Schedule of Changes In Carrying Amount of Goodwill - Goodwill [Member] $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2023	$ 64,953
Goodwill acquired	24,973
Foreign currency translation adjustments	261
Goodwill as of September 30, 2023	$ 90,187